Foreign Exchange Translation Gain/(Loss)	12 Months Ended
Jun. 30, 2023
Foreign Exchange Translation Gain/(Loss) [Abstract]
Disclosure of effect of changes in foreign exchange rates [text block]	Foreign exchange translation gain/(loss)

	SA Rand
Figures in million	2023	2022	2021
Borrowings (a)	(820)	(411)	894
Other items (b)	186	84	(224)
Total foreign exchange translation gain/(loss)	(634)	(327)	670

(a)The losses in 2023 and 2022 were predominantly caused by unfavourable translations on US dollar loan balances. The unfavourable translations on US dollar loans are attributable to the Rand weakening against the US dollar, evidenced by a closing exchange rate of R18.83/US$1 (2022: R16.27/US$1) (2021:14.27 /US$1). Also contributing to the loss for 2023 was the draw down of US$170 million (R2 919 million) during the year for the acquisition of the Eva Copper Project and other assets. Refer to note 32 and 14 respectively for details.

(b)This relates mainly to the translation of metal trade receivables and cash denominated in a foreign currency to the functional currencies of the operating entities.